Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	VIRTUS EQUITY TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000034273
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jul. 28, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Jan. 28, 2025